Loss per Share (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Basic/Diluted loss per share (in cents)		$ 1.66	[1]	$ 3.22	$ 2.30
a) Net loss used in the calculation of basic and diluted loss per share	[1]	$ (2,927,206)		$ (4,656,421)	$ (3,068,582)
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share		176,393,354
restated [Member]
Statement Line Items [Line Items]
Basic/Diluted loss per share (in cents)	[1]			$ 3.22	$ 2.30
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share				144,740,535	133,660,556

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.